(Vanguard Structured Broad Market Fund Institutional) (Vanguard Structured Broad Market Fund)	12 Months Ended
Sep. 30, 2013
Vanguard Structured Broad Market Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.01%
Vanguard Structured Broad Market Fund - Institutional Plus Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.01%